Document and Entity Information (USD $)	12 Months Ended
	Jun. 27, 2012	Aug. 13, 2012	Dec. 28, 2011
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 27, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	EAT
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-27
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		73,925,390
Entity Public Float			$ 1,951,880,856

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Revenues	$ 2,820,722	$ 2,761,386	$ 2,858,498
Operating Costs and Expenses:
Cost of sales	769,729	742,283	816,015
Restaurant labor	891,910	886,559	926,474
Restaurant expenses	649,830	655,060	660,922
Depreciation and amortization	125,054	128,447	135,832
General and administrative	143,388	132,834	136,270
Other gains and charges	8,974	10,783	28,485
Total operating costs and expenses	2,588,885	2,555,966	2,703,998
Operating income	231,837	205,420	154,500
Interest expense	26,800	28,311	28,515
Other, net	(3,772)	(6,220)	(6,001)
Income before provision for income taxes	208,809	183,329	131,986
Provision for income taxes	57,577	42,269	28,264
Income from continuing operations	151,232	141,060	103,722
Income from discontinued operations, net of taxes	0	0	33,982	[1]
Net income	$ 151,232	$ 141,060	$ 137,704
Basic net income per share:
Income from continuing operations	$ 1.93	$ 1.55	$ 1.02
Income from discontinued operations	$ 0	$ 0	$ 0.33
Net income per share	$ 1.93	$ 1.55	$ 1.35
Diluted net income per share:
Income from continuing operations	$ 1.87	$ 1.53	$ 1.01
Income from discontinued operations	$ 0	$ 0	$ 0.33
Net income per share	$ 1.87	$ 1.53	$ 1.34
Basic weighted average shares outstanding	78,559	90,807	102,287
Diluted weighted average shares outstanding	80,664	92,320	103,044
Dividends per share	$ 0.64	$ 0.56	$ 0.47

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Current Assets:
Cash and cash equivalents	$ 59,103	$ 81,988
Accounts receivable	43,387	42,785
Inventories	25,360	25,365
Prepaid expenses and other	63,023	59,698
Income taxes receivable	1,055	0
Deferred income taxes	2,918	11,524
Total current assets	194,846	221,360
Property and Equipment:
Land	152,382	156,731
Buildings and leasehold improvements	1,399,905	1,383,311
Furniture and equipment	556,304	543,682
Construction-in-progress	11,211	6,425
Gross property and equipment	2,119,802	2,090,149
Less accumulated depreciation and amortization	(1,076,238)	(1,033,870)
Net property and equipment	1,043,564	1,056,279
Other Assets:
Goodwill	125,604	124,089
Deferred income taxes	20,231	30,365
Other	51,827	52,475
Total other assets	197,662	206,929
Total assets	1,436,072	1,484,568
Current Liabilities:
Current installments of long-term debt	27,334	22,091
Accounts payable	100,531	87,549
Accrued liabilities	273,884	287,365
Income taxes payable	0	8,596
Total current liabilities	401,749	405,601
Long-term debt, less current installments	587,890	502,572
Other liabilities	136,560	137,485
Commitments and Contingencies (Notes 9 and 14)
Shareholders' Equity:
Common stock-250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 74,342,115 shares outstanding at June 27, 2012, and 176,246,649 shares issued and 82,938,493 shares outstanding at June 29, 2011	17,625	17,625
Additional paid-in capital	466,781	463,688
Retained earnings	2,112,858	2,013,189
Shareholders' equity including treasury stock	2,597,264	2,494,502
Less treasury stock, at cost (101,904,534 shares at June 27, 2012 and 93,308,156 shares at June 29, 2011)	(2,287,391)	(2,055,592)
Total shareholders' equity	309,873	438,910
Total liabilities and shareholders' equity	$ 1,436,072	$ 1,484,568

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 27, 2012	Jun. 29, 2011
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	74,342,115	82,938,493
Treasury stock, shares	101,904,534	93,308,156

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 24, 2009	$ 646,924	$ 17,625	$ 463,980	$ 1,834,307	$ (1,668,988)	$ 0
Balance, shares at Jun. 24, 2009		102,125,000
Net income and comprehensive income	137,704	0	0	137,704	0	0
Dividends	(48,450)	0	0	(48,450)	0	0
Stock-based compensation	16,493	0	16,493	0	0	0
Purchases of treasury stock	(22,868)	0	(2,448)	0	(20,420)	0
Purchases of treasury stock, shares		(1,046,000)
Issuances of common stock	2,396	0	(9,268)	0	11,664	0
Issuances of common stock, shares		518,000
Tax benefit from stock options exercised	(3,451)	0	(3,451)	0	0	0
Issuances of restricted stock, net of forfeitures	0	0	415	0	(415)	0
Issuances of restricted stock, net of forfeitures, shares		(25,000)
Balance at Jun. 30, 2010	728,748	17,625	465,721	1,923,561	(1,678,159)	0
Balance, shares at Jun. 30, 2010		101,572,000
Net income and comprehensive income	141,060	0	0	141,060	0	0
Dividends	(51,432)	0	0	(51,432)	0	0
Stock-based compensation	13,381	0	13,381	0	0	0
Purchases of treasury stock	(422,099)	0	(1,788)	0	(420,311)	0
Purchases of treasury stock, shares		(20,585,000)
Issuances of common stock	33,057	0	(9,821)	0	42,878	0
Issuances of common stock, shares		1,951,000
Tax benefit from stock options exercised	(3,805)	0	(3,805)	0	0	0
Balance at Jun. 29, 2011	438,910	17,625	463,688	2,013,189	(2,055,592)	0
Balance, shares at Jun. 29, 2011	82,938,493	82,938,000
Net income and comprehensive income	151,232	0	0	151,232	0	0
Dividends	(51,563)	0	0	(51,563)	0	0
Stock-based compensation	13,461	0	13,461	0	0	0
Purchases of treasury stock	(287,291)	0	(2,901)	0	(284,390)	0
Purchases of treasury stock, shares		(10,966,000)
Issuances of common stock	43,416	0	(9,175)	0	52,591	0
Issuances of common stock, shares		2,370,000
Tax benefit from stock options exercised	1,708	0	1,708	0	0	0
Balance at Jun. 27, 2012	$ 309,873	$ 17,625	$ 466,781	$ 2,112,858	$ (2,287,391)	$ 0
Balance, shares at Jun. 27, 2012	74,342,115	74,342,000

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Dividends, per share	$ 0.64	$ 0.56	$ 0.47

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net income	$ 151,232	$ 141,060	$ 137,704
Income from discontinued operations, net of taxes	0	0	(33,982)	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	125,054	128,447	135,832
Restructure charges and other impairments	10,396	8,427	31,766
Deferred income taxes	11,808	15,277	(25,516)
Net loss (gain) on disposal of assets	490	(401)	(4,878)
Stock-based compensation	13,461	12,789	15,595
Loss (Earnings) on equity investments	1,350	(1,802)	(114)
Other	799	405	2,637
Changes in assets and liabilities, excluding effects of dispositions:
Accounts receivable	608	1,255	6,083
Inventories	(15)	1,341	6,544
Prepaid expenses and other	352	1,044	1,847
Other assets	489	406	551
Current income taxes	(3,874)	(3,976)	51,800
Accounts payable	12,188	(21,515)	(9,963)
Accrued liabilities	(17,197)	(15,178)	(7,483)
Other liabilities	(3,703)	(7,591)	(11,021)
Net cash provided by operating activities	303,438	259,988	297,402
Cash Flows from Investing Activities:
Payments for property and equipment	(125,226)	(70,361)	(60,879)
Proceeds from sale of assets	8,112	8,696	26,603
Investment in equity method investees	(3,170)	(2,896)	0
Payments for purchase of restaurants	(3,120)	0	0
Decrease in restricted cash	0	0	29,749
Net cash used in investing activities	(123,404)	(64,561)	(4,527)
Cash Flows from Financing Activities:
Purchases of treasury stock	(287,291)	(422,099)	(22,868)
Proceeds from issuance of long-term debt	70,000	0	200,000
Payments of dividends	(50,081)	(53,185)	(34,448)
Proceeds from issuances of treasury stock	43,416	33,057	2,396
Borrowings on revolving credit facility	40,000	0	0
Payments on long-term debt	(18,749)	(16,127)	(391,046)
Payments for deferred financing costs	(1,620)	0	(3,611)
Excess tax benefits from stock-based compensation	1,406	291	139
Net cash used in financing activities	(202,919)	(458,063)	(249,438)
Cash Flows from Discontinued Operations:
Net cash provided by operating activities	0	0	39,033
Net cash provided by investing activities	0	0	167,998
Net cash provided by discontinued operations	0	0	207,031
Net change in cash and cash equivalents	(22,885)	(262,636)	250,468
Cash and cash equivalents at beginning of year	81,988	344,624	94,156
Cash and cash equivalents at end of year	$ 59,103	$ 81,988	$ 344,624

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 27, 2012
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Nature of Operations

We are principally engaged in the ownership, operation, development, and franchising of the Chili’s Grill & Bar (“Chili’s”) and Maggiano’s Little Italy (“Maggiano’s”) restaurant brands. At June 27, 2012, we owned, operated, or franchised 1,581 restaurants in the United States and 31 countries and two territories outside of the United States.

We sold On The Border Mexican Grill & Cantina (“On The Border”) to OTB Acquisition LLC (“OTB Acquisition”), an affiliate of San Francisco-based Golden Gate Capital, in June 2010. On The Border has been presented as discontinued operations in the consolidated financial statements. See Note 2 for additional disclosures.

(b) Basis of Presentation

Our consolidated financial statements include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2012 and 2011, which ended on June 27, 2012 and June 29, 2011, respectively, each contained 52 weeks. Fiscal year 2010 ended on June 30, 2010 and contained 53 weeks.

We report certain labor and related expenses in a separate caption on the consolidated statements of income titled restaurant labor. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to multi-restaurant (or above-restaurant) supervision is included in restaurant expenses.

(c) Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.

(d) Revenue Recognition

We record revenue from the sale of food, beverages and alcohol as products are sold. Initial fees received from a franchisee to establish a new franchise are recognized as income when we have performed our obligations required to assist the franchisee in opening a new franchise restaurant, which is generally upon the opening of such restaurant. Fees received for development arrangements are recognized as income upon payment of the fees. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned. Proceeds from the sale of gift cards are recorded as deferred revenue and recognized as revenue when the gift card is redeemed by the holder. Breakage income represents the value associated with the portion of gift cards sold that will most likely never be redeemed. Based on our historical gift card redemption patterns and considering our gift cards have no expiration dates or dormancy fees, we can reasonably estimate the amount of gift cards for which redemption is remote and record breakage income based on this estimate. We recognize breakage income within Revenues in the consolidated statements of income. We update our estimate of our breakage rate periodically and, if necessary, adjust the deferred revenue balance accordingly.

(e) Fair Value Measurements

Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1—inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2—inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.

•	Level 3—inputs are unobservable and reflect our own assumptions.

(f) Cash and Cash Equivalents

Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.

(g) Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, represents their estimated net realizable value. Provisions for doubtful accounts are recorded based on management’s judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.

(h) Inventories

Inventories consist of food, beverages and supplies. During fiscal 2012, we began the implementation of a new restaurant information system for all company-owned Chili’s restaurants. Inventories located at the converted restaurants are valued using the first-in, first-out or “FIFO” method. All other inventories are stated at the lower of cost (weighted average cost method) or market. The change in inventory valuation methods did not have a material impact on our financial statements.

(i) Property and Equipment

Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the life of the lease, including renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.

We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Impairment charges are included in other gains and charges in the consolidated statements of income.

(j) Operating Leases

Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lesser of the lease term, including renewal options, or 20 years.

(k) Advertising

Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred. Advertising costs, net of advertising contributions from franchisees, were $80.4 million, $80.2 million and $80.6 million in fiscal 2012, 2011, and 2010, respectively, and are included in restaurant expenses in the consolidated statements of income.

(l) Goodwill

Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili’s and Maggiano’s, are both reporting units and operating segments. We have established that the appropriate level to evaluate goodwill is at the operating segment level. The menu items, services offered and food preparation are virtually identical at each restaurant within the reporting unit and our targeted customer is consistent across each brand. We maintain a centralized purchasing department which manages all purchasing and distribution for our restaurants. In addition, contracts for our food supplies are negotiated at a consolidated level in order to secure the best prices and maintain similar quality across all of our brands. Local laws, regulations and other issues may result in slightly different legal and regulatory environments; however, the overall regulatory climate within and across our operating segments is quite similar. As such, we believe that aggregating components is appropriate for the evaluation of goodwill.

Goodwill impairment tests consist of a comparison of each reporting unit’s fair value with its carrying value. We determine fair value based on a combination of market based values and projected discounted future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual test and no indicators of impairment were identified through the end of fiscal year 2012. See Note 5 for additional disclosures related to goodwill.

We have occasionally acquired restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of a business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we have allocated goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation was based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. We have recognized reacquired rights in connection with previous business combinations; however, we have not sold any restaurants acquired in those combinations. When we have disposed a restaurant brand and all related restaurants, the entire goodwill balance associated with the reporting unit or brand has been included in the disposal group for purposes of determining the gain or loss on the disposition.

(m) Liquor Licenses

The costs of obtaining non-transferable liquor licenses from local government agencies are expensed over the specified term of the license. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in other assets. Liquor licenses are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

(n) Sales Taxes

Sales taxes collected from guests are excluded from revenues. The obligation is included in accrued liabilities until the taxes are remitted to the appropriate taxing authorities.

(o) Self-Insurance Program

We utilize a paid loss self-insurance plan for health, general liability and workers’ compensation coverage. Predetermined loss limits have been arranged with insurance companies to limit our per occurrence cash outlay. Accrued and other liabilities include the estimated incurred but unreported costs to settle unpaid claims and estimated future claims.

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(q) Stock-Based Compensation

We measure and recognize compensation cost at fair value for all share-based payments, including stock options. We record compensation expense using a graded-vesting schedule over the vesting period, or to the date on which retirement eligibility is achieved, if shorter (non-substantive vesting period approach).

Certain employees are eligible to receive stock options, performance shares, restricted stock and restricted stock units, while non-employee members of the Board of Directors are eligible to receive stock options, restricted stock and restricted stock units. Performance shares represent a right to receive shares of common stock upon satisfaction of performance goals at the end of a three-year cycle. Performance shares are paid out in common stock and will be fully vested upon issuance. The fair value of performance shares is determined on the date of grant based on a Monte Carlo simulation model. The fair value of restricted stock and restricted stock units are based on our closing stock price on the date of grant.

Stock-based compensation expense from continuing operations totaled approximately $13.5 million, $13.4 million and $15.8 million for fiscal 2012, 2011 and 2010, respectively. The total income tax benefit recognized in the consolidated statements of income related to stock-based compensation expense from continuing operations was approximately $5.1 million, $5.7 million and $5.3 million during fiscal 2012, 2011 and 2010, respectively.

The weighted average fair values of option grants were $9.35, $7.20 and $6.04 during fiscal 2012, 2011 and 2010, respectively. The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected volatility	56.7%	55.6%	53.7%
Risk-free interest rate	0.9%	1.6%	2.5%
Expected lives	5 years	5 years	5 years
Dividend yield	2.6%	3.1%	3.1%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options.

(r) Preferred Stock

Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences. As of June 27, 2012, no preferred shares were issued.

(s) Shareholders’ Equity

Our Board of Directors has authorized a total of $2,885.0 million of share repurchases. We repurchased approximately 11.1 million shares of our common stock for $287.3 million during fiscal 2012. As of June 27, 2012, approximately $160 million was available under our share repurchase authorizations. Our stock repurchase plan has been and will be used to return capital to shareholders and to minimize the dilutive impact of stock options and other share-based awards. We evaluate potential share repurchases under our plan based on several factors, including our cash position, share price, operational liquidity, proceeds from divestitures, borrowings and planned investment and financing needs. Repurchased common stock is reflected as a reduction of shareholders’ equity. During fiscal 2012, approximately 2.0 million stock options were exercised resulting in cash proceeds of $43.4 million.

We paid dividends of $50.1 million, to common stock shareholders during fiscal 2012, compared to $53.2 million in the prior year. Additionally, we declared a quarterly dividend of $11.9 million, or $0.16 per share, in June 2012 which was paid on June 28, 2012.

(t) Comprehensive Income

Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Fiscal 2012, 2011 and 2010 comprehensive income consists of net income.

(u) Net Income Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. We had approximately 287,000 stock options and restricted share awards outstanding at June 27, 2012, 1.7 million stock options and restricted share awards outstanding at June 29, 2011, and 6.9 million stock options and restricted share awards outstanding at June 30, 2010 that were not included in the dilutive earnings per share calculation because the effect would have been antidilutive.

(v) Segment Reporting

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Two or more operating segments may be aggregated into a single operating segment if they have similar economic characteristics and are similar in the following areas:

•	The nature of products and services

•	Nature of production processes

•	Type or class of customer

•	Methods used to distribute products or provide services

•	The nature of the regulatory environment, if applicable

Our two brands have similar types of products, contracts, customers and employees and all operate as full-service restaurants offering lunch and dinner in the casual-dining segment of the industry. In addition, we have similar long-term average margins across our brands. Therefore, we believe we meet the criteria for aggregating operating segments into a single reporting segment.

DISCONTINUED OPERATIONS	12 Months Ended
Jun. 27, 2012
DISCONTINUED OPERATIONS

2. DISCONTINUED OPERATIONS

In June 2010, we completed the sale of On The Border for gross proceeds of approximately $180 million and recorded a pre-tax gain of $16.5 million in income from discontinued operations, net of taxes, in the consolidated statement of income in fiscal 2010. The assets sold totaled approximately $164.0 million and consisted primarily of property and equipment of $146.7 million and goodwill of $5.8 million. The associated liabilities totaled approximately $9.9 million and consisted primarily of straight-line rent accruals of $9.3 million.

As part of the sale, we entered into an agreement with OTB Acquisition whereby we provided corporate support services for the new entity during fiscal 2011 until the agreement terminated in June 2011. The income generated offset the internal cost of providing the services.

On The Border has been presented as discontinued operations in the consolidated financial statements in fiscal 2010. Discontinued operations includes only the revenues and expenses which can be specifically identified with On The Border and excludes any allocation of corporate costs, including general and administrative expenses. The results of On The Border for fiscal 2010 consist of the following (in thousands):

Revenues	$331,247
Income before income taxes from discontinued operations	51,488
Income tax expense	17,506

Net income from discontinued operations(a)	$33,982

(a)	Other gains and charges, net of taxes, was a gain of $8.4 million.

Other gains and charges in fiscal 2010 included a $16.5 million gain on the sale of On The Border, partially offset by $2.9 million of charges related to long-lived asset impairments and lease termination charges primarily associated with the closure of three underperforming restaurants.

INVESTMENTS AND OTHER DISPOSITIONS	12 Months Ended
Jun. 27, 2012
INVESTMENTS AND OTHER DISPOSITIONS

3. INVESTMENTS AND OTHER DISPOSITIONS

(a) Investments

We have a joint venture agreement with CMR, S.A.B. de C.V. to develop 50 Chili’s restaurants in Mexico. We made a $1.6 million capital contribution to the joint venture in fiscal 2011. At June 27, 2012, 28 Chili’s restaurants were operating in the joint venture.

In fiscal 2011, we entered into an agreement with BTTO Participacoes Ltda (“BTTO”) for a joint venture investment in a new company to develop five Chili’s restaurants in Brazil. We made capital contributions of $1.6 million and $1.3 million to the joint venture during fiscal 2012 and 2011, respectively. The first restaurant opened in September 2011. We accounted for this investment under the equity method of accounting until April 2012 when we purchased BTTO’s interest in the joint venture for approximately $1.5 million and began consolidating the entity’s results.

In fiscal 2009, we sold Romano’s Macaroni Grill (“Macaroni Grill”) to Mac Acquisition LLC (“Mac Acquisition”), an affiliate of Golden Gate Capital. As of June 27, 2012 and June 29, 2011, we held a 15.6% ownership interest in the new entity.

We account for the Mexico joint venture and Mac Grill investment under the equity method of accounting and record our share of the net income or loss of the investees within operating income since their operations are similar to our ongoing operations. These amounts have been included in restaurant expense in our consolidated statements of income due to the immaterial nature of the amounts.

(b) Other Dispositions

During fiscal 2010, we sold 21 restaurants to a franchisee for $19.0 million in cash and recorded a gain of $2.8 million in other gains and charges in the consolidated statements of income.

OTHER GAINS AND CHARGES	12 Months Ended
Jun. 27, 2012
OTHER GAINS AND CHARGES

4. OTHER GAINS AND CHARGES

	2012	2011	2010
Restaurant impairment charges	$3,139	$1,937	$19,789
Restaurant closure charges	4,655	4,515	13,409
Impairment of liquor licenses	2,641	0	0
Severance and other benefits	0	5,034	1,887
Gains on the sale of assets, net (see Note 3)	(3,306)	(2,100)	(4,878)
Other gains and charges, net	1,845	1,397	(1,722)

	$8,974	$10,783	$28,485

We recorded impairment charges for the excess of the carrying amount of property and equipment over the fair value related to underperforming restaurants that are continuing to operate. Restaurant impairment charges were $3.1 million, $1.9 million and $19.8 million during fiscal 2012, 2011 and 2010, respectively. Additionally, we recorded $2.6 million of impairment charges for the excess of the carrying amount of certain transferable liquor licenses over the fair value. See Note 10 for fair value disclosures related to the fiscal 2012 and 2011 charges.

In fiscal 2012, we recorded $4.7 million in charges, including $3.2 million of lease termination charges and $0.4 million of long-lived asset impairment charges resulting from closures.

In fiscal 2011, we recorded $4.5 million in charges, including $3.0 million in lease termination charges associated with restaurants closed in prior years.

In fiscal 2010, we recorded $13.4 million in charges primarily related to long-lived asset impairments resulting from the decision to close nine underperforming restaurants. The charges included $5.4 million of long-lived asset impairments and $4.0 million in lease termination charges. Also included is $2.4 million in lease termination charges related to restaurants closed in prior years.

During fiscal 2011 and 2010, we made organizational changes designed to streamline decision making and support our strategic goals and evolving business model. We incurred $5.0 million and $1.9 million in severance and other benefits resulting from these actions in fiscal 2011 and 2010, respectively. The severance charges are net of income related to the forfeiture of stock-based compensation awards.

GOODWILL	12 Months Ended
Jun. 27, 2012
GOODWILL

5. GOODWILL

The changes in the carrying amount of goodwill for the fiscal years ended June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of year:
Goodwill	$186,923	$186,923
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,089

Changes in goodwill:
Additions(b)	1,515	0
Balance at end of year:
Goodwill	188,438	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$125,604	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
(b)	Additions reflect goodwill acquired as a result of the purchase of restaurants from a franchisee.

ACCRUED AND OTHER LIABILITIES	12 Months Ended
Jun. 27, 2012
ACCRUED AND OTHER LIABILITIES

6. ACCRUED AND OTHER LIABILITIES

Accrued liabilities consist of the following (in thousands):

	2012	2011
Payroll	$87,414	$91,935
Gift cards	86,332	79,837
Sales tax	18,785	19,234
Insurance	17,130	25,138
Property tax	14,257	15,844
Dividends	11,948	11,609
Other	38,018	43,768

	$273,884	$287,365

Other liabilities consist of the following (in thousands):

	2012	2011
Straight-line rent	$57,418	$55,180
Insurance	41,332	42,674
Landlord contributions	26,260	28,420
Unrecognized tax benefits	4,722	5,245
Other	6,828	5,966

	$136,560	$137,485

INCOME TAXES	12 Months Ended
Jun. 27, 2012
INCOME TAXES

7. INCOME TAXES

The provision for income taxes from continuing operations consists of the following (in thousands):

	2012	2011	2010
Current income tax expense:
Federal	$27,707	$16,596	$36,493
State	7,056	1,694	9,055
Foreign	5,098	2,046	1,904

Total current income tax expense	39,861	20,336	47,452

Deferred income tax expense (benefit):
Federal	16,520	20,507	(15,773)
State	1,196	1,426	(3,415)

Total deferred income tax expense (benefit)	17,716	21,933	(19,188)

	$57,577	$42,269	$28,264

A reconciliation between the reported provision for income taxes from continuing operations and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2012	2011	2010
Income tax expense at statutory rate	$73,083	$64,165	$46,196
FICA tax credit	(16,609)	(15,779)	(16,625)
State income taxes, net of Federal benefit	4,750	(316)	1,711
Other	(3,647)	(5,801)	(3,018)

	$57,577	$42,269	$28,264

The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Deferred income tax assets:
Leasing transactions	$41,393	$41,603
Stock-based compensation	12,577	15,320
Restructure charges and impairments	3,231	4,962
Insurance reserves	19,425	23,636
Employee benefit plans	577	591
Gift cards	11,296	9,369
Other, net	10,294	10,296

Total deferred income tax assets	98,793	105,777

Deferred income tax liabilities:
Prepaid expenses	14,306	13,448
Goodwill and other amortization	23,879	22,297
Depreciation and capitalized interest on property and equipment	33,617	24,672
Other, net	3,842	3,471

Total deferred income tax liabilities	75,644	63,888

Net deferred income tax asset	$23,149	$41,889

A reconciliation of unrecognized tax benefits for the fiscal years ended June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of year	$9,142	$18,850
Additions based on tax positions related to the current year	927	1,199
Additions based on tax positions related to prior years	260	188
Settlements with tax authorities	0	(5,387)
Expiration of statute of limitations	(2,993)	(5,708)

Balance at end of year	$7,336	$9,142

The total amount of unrecognized tax benefits as of June 27, 2012 was $7.3 million ($5.0 million of which would favorably affect the effective tax rate if resolved in our favor due to the effect of deferred tax benefits). During the next twelve months, we anticipate that it is reasonably possible that the amount of unrecognized tax benefits could be reduced by approximately $0.6 million ($0.4 million of which would affect the effective tax rate due to the effect of deferred tax benefits) either because our tax position will be sustained upon audit or as a result of the expiration of the statute of limitations for specific jurisdictions.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. During 2012 we recognized a benefit of approximately $0.3 million in interest. As of June 27, 2012, we had $2.9 million ($2.0 million net of a $0.9 million Federal deferred tax benefit) of interest and penalties accrued, compared to $3.0 million ($2.3 million net of a $0.7 million Federal deferred tax benefit) at June 29, 2011.

DEBT	12 Months Ended
Jun. 27, 2012
DEBT

8. DEBT

Long-term debt consists of the following (in thousands):

	2012	2011
Term loan	$237,500	$185,000
5.75% notes	289,709	289,557
Revolving credit facility	40,000	0
Capital lease obligations (see Note 9)	48,015	50,106

	615,224	524,663
Less current installments	(27,334)	(22,091)

	$587,890	$502,572

In August 2011, we executed a revised unsecured senior credit facility increasing total capacity from $400 million to $500 million. The maturity date of the revised credit facility is August 2016. The revised facility includes a $250 million revolver and a $250 million term loan. In connection with the revision of the facility, we increased the term loan borrowings by $70.0 million. During fiscal 2012, we paid our required installments totaling $17.5 million bringing the outstanding balance to $237.5 million. In April 2012, $40 million was drawn from the revolver to fund share repurchases, none of which was repaid. As of June 27, 2012, we had $210 million of credit available under the revolver.

The revised term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating and debt to cash flow ratio, but is subject to a maximum of LIBOR plus 2.50%. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 1.63%. One month LIBOR at June 27, 2012 was approximately 0.25%.

In May 2004, we issued $300.0 million of 5.75% notes and received proceeds totaling approximately $298.4 million prior to debt issuance costs. The notes require semi-annual interest payments and mature in June 2014.

Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.

Excluding capital lease obligations (see Note 9) our long-term debt maturities for the five years following June 27, 2012 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2013	$25,000
2014	314,709
2015	25,000
2016	25,000
2017	177,500
Thereafter	0

$567,209

LEASES	12 Months Ended
Jun. 27, 2012
LEASES

9. LEASES

(a) Capital Leases

We lease certain buildings under capital leases. The asset value of $39.4 million at June 27, 2012 and $39.8 million at June 29, 2011, and the related accumulated amortization of $16.2 million and $14.6 million at June 27, 2012 and June 29, 2011, respectively, are included in property and equipment. Amortization of assets under capital leases is included in depreciation and amortization expense.

(b) Operating Leases

We lease restaurant facilities, office space and certain equipment under operating leases having terms expiring at various dates through fiscal 2093. The restaurant leases have renewal clauses of 1 to 35 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. Rent expense for fiscal 2012, 2011, and 2010 was $101.3 million, $101.0 million and $102.5 million, respectively. Contingent rent included in rent expense for fiscal 2012, 2011 and 2010 was $3.8 million, $4.1 million and $4.7 million, respectively.

(c) Commitments

As of June 27, 2012, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2013	$5,473	$100,287
2014	5,581	92,545
2015	5,692	81,617
2016	5,806	67,976
2017	5,709	44,992
Thereafter	47,690	102,219

Total minimum lease payments(a)	75,951	$489,636

Imputed interest (average rate of 7%)	(27,936)

Present value of minimum lease payments	48,015
Less current installments	(2,334)

	$45,681

(a)	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $39.8 million and $55.7 million for capital and operating subleases, respectively.

FAIR VALUE DISCLOSURES	12 Months Ended
Jun. 27, 2012
FAIR VALUE DISCLOSURES

10. FAIR VALUE DISCLOSURES

(a) Non-Financial Assets Measured on a Non-Recurring Basis

In fiscal 2012, assets primarily related to three underperforming restaurants with a carrying value of $4.7 million were written down to their fair value of $1.6 million resulting in an impairment charge of $3.1 million. In fiscal 2011, assets primarily related to three underperforming restaurants with a carrying value of $2.2 million were written down to their fair value of $0.3 million resulting in an impairment charge of $1.9 million. We determined fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model.

In fiscal 2012, certain transferable liquor licenses with a carrying value of $6.7 million were written down to their fair value of $4.1 million resulting in an impairment charge of $2.6 million. We determined fair value based on prices in the open market for licenses in similar jurisdictions.

All impairment charges related to underperforming restaurants and liquor licenses were included in other gains and charges in the consolidated statement of income for the periods presented.

The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 27, 2012 and June 29, 2011 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 27, 2012	$0	$0	$1,586	$1,586
At June 29, 2011	$0	$0	$255	$255
Liquor licenses:
At June 27, 2012	$0	$4,109	$0	$4,109

(b) Other Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair value of cash and cash equivalents, accounts receivable and accounts payable approximates their carrying amounts while the fair value of the 5.75% notes is based on quoted market prices. At June 27, 2012, the 5.75% notes had a carrying value of $289.7 million and a fair value of $310.2 million. At June 29, 2011, the 5.75% notes had a carrying value of $289.6 million and a fair value of $308.1 million.

STOCK-BASED COMPENSATION	12 Months Ended
Jun. 27, 2012
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, the “Plans”). The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 35.3 million. The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, performance shares and stock appreciation rights.

(a) Stock Options

Expense related to stock options issued to eligible employees under the Plans is recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 to 10 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.

Transactions during fiscal 2012 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 29, 2011	6,137	$21.77
Granted	554	24.35
Exercised	(2,027)	21.42
Forfeited or canceled	(310)	24.51

Options outstanding at June 27, 2012	4,354	$22.07	3.7	$36,625

Options exercisable at June 27, 2012	2,981	$22.69	2.4	$23,209

At June 27, 2012, unrecognized compensation expense related to stock options totaled approximately $4.2 million and will be recognized over a weighted average period of 2.0 years. The intrinsic value of options exercised totaled approximately $12.6 million, $5.5 million and $0.7 million during fiscal 2012, 2011 and 2010, respectively. The tax benefit realized on options exercised totaled approximately $4.8 million, $2.1 million and $0.3 million during fiscal 2012, 2011 and 2010, respectively.

(b) Restricted Share Awards

Restricted share awards consist of performance shares, restricted stock and restricted stock units. Performance shares and most restricted stock units issued to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant, while restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee’s retirement from the Company. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Restricted stock and restricted stock units issued to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director’s retirement from the Board and are expensed when granted. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.

Transactions during fiscal 2012 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 29, 2011	2,342	$14.03
Granted	665	20.12
Vested	(648)	17.12
Forfeited	(142)	15.45

Restricted share awards outstanding at June 27, 2012	2,217	$14.86

At June 27, 2012, unrecognized compensation expense related to restricted share awards totaled approximately $9.7 million and will be recognized over a weighted average period of 2.4 years. The fair value of shares that vested during fiscal 2012, 2011, and 2010 totaled approximately $11.5 million, $7.5 million and $9.6 million, respectively.

SAVINGS PLANS	12 Months Ended
Jun. 27, 2012
SAVINGS PLANS

12. SAVINGS PLANS

We sponsor a qualified defined contribution retirement plan covering all employees who have attained the age of twenty-one and have completed one year and 1,000 hours of service. Eligible employees are allowed to contribute, subject to IRS limitations on total annual contributions, up to 50% of their base compensation and 100% of their eligible bonuses, as defined in the plan, to various investment funds. We match in cash at a rate of 100% of the first 3% an employee contributes and 50% of the next 2% the employee contributes with immediate vesting. In fiscal 2012, 2011, and 2010, we contributed approximately $6.7 million, $6.3 million, and $7.3 million, respectively.

We also sponsor a non-qualified defined contribution plan covering a select group of highly compensated employees, as defined in the plan. Eligible employees are allowed to defer receipt of up to 50% of their base compensation and bonus, as defined in the plan. There is no company match, but employee contributions earn interest based on a rate determined and announced in November prior to the start of the plan year. Employee contributions and earnings thereon vest immediately. A Rabbi Trust is used to fund obligations of the non-qualified plan. The market value of the trust assets is included in other assets and the liability to plan participants is included in other liabilities.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 27, 2012
SUPPLEMENTAL CASH FLOW INFORMATION

13. SUPPLEMENTAL CASH FLOW INFORMATION

Cash paid for interest and income taxes is as follows (in thousands):

	2012	2011	2010
Income taxes, net of refunds	$47,514	$38,340	$20,052
Interest, net of amounts capitalized	24,455	25,810	23,923

Non-cash investing activities are as follows (in thousands):

	2012	2011	2010
Retirement of fully depreciated assets	$77,249	$60,175	$45,854

CONTINGENCIES	12 Months Ended
Jun. 27, 2012
CONTINGENCIES

14. CONTINGENCIES

In connection with the sale of restaurants to franchisees and brand divestitures, we have, in certain cases, guaranteed lease payments. As of June 27, 2012 and June 29, 2011, we have outstanding lease guarantees or are secondarily liable for $142.6 million and $166.1 million, respectively. This amount represents the maximum potential liability of future payments under the guarantees. These leases have been assigned to the buyers and expire at the end of the respective lease terms, which range from fiscal 2013 through fiscal 2023. In the event of default, the indemnity and default clauses in our assignment agreements govern our ability to pursue and recover damages incurred. No material liabilities have been recorded as of June 27, 2012.

In August 2004, certain current and former hourly restaurant team members filed a putative class action lawsuit against us in California Superior Court alleging violations of California labor laws with respect to meal periods and rest breaks. The lawsuit sought penalties and attorney’s fees and was certified as a class action by the trial court in July 2006. In July 2008, the California Court of Appeal decertified the class action on all claims with prejudice. In October 2008, the California Supreme Court granted a writ to review the decision of the Court of Appeal and oral arguments were heard by the California Supreme Court on November 8, 2011. On April 12, 2012, the California Supreme Court issued an opinion affirming in part, reversing in part, and remanding in part for further proceedings. The California Supreme Court’s opinion resolved many of the legal standards for meal periods and rest breaks in our California restaurants and we intend to vigorously defend our position on the remaining issues upon remand to the trial court. It is not possible at this time to reasonably estimate the possible loss or range of loss, if any.

We are engaged in various other legal proceedings and have certain unresolved claims pending. Reserves have been established based on our best estimates of our potential liability in certain of these matters. Based upon consultation with legal counsel, Management is of the opinion that there are no matters pending or threatened which are expected to have a material adverse effect, individually or in the aggregate, on our consolidated financial condition or results of operations.

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 27, 2012
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2012 and 2011 (in thousands, except per share amounts):

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371

Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348

Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61

Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682

	Fiscal Year 2011 Quarters Ended
	Sept. 29	Dec. 29	March 30	June 29
Revenues	$654,893	$671,886	$717,119	$717,488

Income before provision for income taxes	$26,919	$45,426	$55,499	$55,485

Net income	$21,431	$37,464	$40,246	$41,919
Basic net income per share	$0.21	$0.41	$0.46	$0.50
Diluted net income per share	$0.21	$0.41	$0.45	$0.49

Basic weighted average shares outstanding	100,667	90,936	87,679	83,888
Diluted weighted average shares outstanding	101,556	92,111	89,647	85,906

Net income for fiscal year 2012 included lease termination charges of $0.5 million, $1.9 million and $0.8 million in the first, second and third quarters, respectively. Long-lived asset impairments of $1.1 million and $2.0 million were recorded in the second and fourth quarters, respectively. Additionally, net income also included $2.6 million of liquor license impairment charges in the fourth quarter. These charges were partially offset by net gains of $1.3 million and $2.0 million related to land sales in the first and fourth quarters, respectively.

Net income for fiscal year 2011 included severance charges of $2.8 million, $0.9 million and $1.0 million in the first, second and third quarters, respectively. Lease termination charges of $1.2 million, $0.8 million and $1.0 million were incurred in the first, second and fourth quarters, respectively. Net income also included long-lived asset impairments of $1.1 million and $0.8 million in the second and fourth quarters, respectively.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 27, 2012
Nature Of Operations

(a) Nature of Operations

We are principally engaged in the ownership, operation, development, and franchising of the Chili’s Grill & Bar (“Chili’s”) and Maggiano’s Little Italy (“Maggiano’s”) restaurant brands. At June 27, 2012, we owned, operated, or franchised 1,581 restaurants in the United States and 31 countries and two territories outside of the United States.

We sold On The Border Mexican Grill & Cantina (“On The Border”) to OTB Acquisition LLC (“OTB Acquisition”), an affiliate of San Francisco-based Golden Gate Capital, in June 2010. On The Border has been presented as discontinued operations in the consolidated financial statements. See Note 2 for additional disclosures.

Basis Of Presentation

(b) Basis of Presentation

Our consolidated financial statements include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2012 and 2011, which ended on June 27, 2012 and June 29, 2011, respectively, each contained 52 weeks. Fiscal year 2010 ended on June 30, 2010 and contained 53 weeks.

We report certain labor and related expenses in a separate caption on the consolidated statements of income titled restaurant labor. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to multi-restaurant (or above-restaurant) supervision is included in restaurant expenses.

Use Of Estimates

(c) Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

(d) Revenue Recognition

We record revenue from the sale of food, beverages and alcohol as products are sold. Initial fees received from a franchisee to establish a new franchise are recognized as income when we have performed our obligations required to assist the franchisee in opening a new franchise restaurant, which is generally upon the opening of such restaurant. Fees received for development arrangements are recognized as income upon payment of the fees. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned. Proceeds from the sale of gift cards are recorded as deferred revenue and recognized as revenue when the gift card is redeemed by the holder. Breakage income represents the value associated with the portion of gift cards sold that will most likely never be redeemed. Based on our historical gift card redemption patterns and considering our gift cards have no expiration dates or dormancy fees, we can reasonably estimate the amount of gift cards for which redemption is remote and record breakage income based on this estimate. We recognize breakage income within Revenues in the consolidated statements of income. We update our estimate of our breakage rate periodically and, if necessary, adjust the deferred revenue balance accordingly.

Fair Value Measurements

(e) Fair Value Measurements

Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1—inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2—inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.

•	Level 3—inputs are unobservable and reflect our own assumptions.

Cash And Cash Equivalents

(f) Cash and Cash Equivalents

Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.

Accounts Receivable

(g) Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, represents their estimated net realizable value. Provisions for doubtful accounts are recorded based on management’s judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.

Inventories

(h) Inventories

Inventories consist of food, beverages and supplies. During fiscal 2012, we began the implementation of a new restaurant information system for all company-owned Chili’s restaurants. Inventories located at the converted restaurants are valued using the first-in, first-out or “FIFO” method. All other inventories are stated at the lower of cost (weighted average cost method) or market. The change in inventory valuation methods did not have a material impact on our financial statements.

Property And Equipment

(i) Property and Equipment

Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the life of the lease, including renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.

We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Impairment charges are included in other gains and charges in the consolidated statements of income.

Operating Leases

(j) Operating Leases

Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lesser of the lease term, including renewal options, or 20 years.

Advertising

(k) Advertising

Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred. Advertising costs, net of advertising contributions from franchisees, were $80.4 million, $80.2 million and $80.6 million in fiscal 2012, 2011, and 2010, respectively, and are included in restaurant expenses in the consolidated statements of income.

Goodwill

(l) Goodwill

Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili’s and Maggiano’s, are both reporting units and operating segments. We have established that the appropriate level to evaluate goodwill is at the operating segment level. The menu items, services offered and food preparation are virtually identical at each restaurant within the reporting unit and our targeted customer is consistent across each brand. We maintain a centralized purchasing department which manages all purchasing and distribution for our restaurants. In addition, contracts for our food supplies are negotiated at a consolidated level in order to secure the best prices and maintain similar quality across all of our brands. Local laws, regulations and other issues may result in slightly different legal and regulatory environments; however, the overall regulatory climate within and across our operating segments is quite similar. As such, we believe that aggregating components is appropriate for the evaluation of goodwill.

Goodwill impairment tests consist of a comparison of each reporting unit’s fair value with its carrying value. We determine fair value based on a combination of market based values and projected discounted future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual test and no indicators of impairment were identified through the end of fiscal year 2012. See Note 5 for additional disclosures related to goodwill.

We have occasionally acquired restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of a business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we have allocated goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation was based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. We have recognized reacquired rights in connection with previous business combinations; however, we have not sold any restaurants acquired in those combinations. When we have disposed a restaurant brand and all related restaurants, the entire goodwill balance associated with the reporting unit or brand has been included in the disposal group for purposes of determining the gain or loss on the disposition.

Liquor Licenses

(m) Liquor Licenses

The costs of obtaining non-transferable liquor licenses from local government agencies are expensed over the specified term of the license. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in other assets. Liquor licenses are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Sales Taxes	(n) Sales Taxes Sales taxes collected from guests are excluded from revenues. The obligation is included in accrued liabilities until the taxes are remitted to the appropriate taxing authorities.
Self-Insurance Program

(o) Self-Insurance Program

We utilize a paid loss self-insurance plan for health, general liability and workers’ compensation coverage. Predetermined loss limits have been arranged with insurance companies to limit our per occurrence cash outlay. Accrued and other liabilities include the estimated incurred but unreported costs to settle unpaid claims and estimated future claims.

Income Taxes

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Stock-Based Compensation

(q) Stock-Based Compensation

We measure and recognize compensation cost at fair value for all share-based payments, including stock options. We record compensation expense using a graded-vesting schedule over the vesting period, or to the date on which retirement eligibility is achieved, if shorter (non-substantive vesting period approach).

Certain employees are eligible to receive stock options, performance shares, restricted stock and restricted stock units, while non-employee members of the Board of Directors are eligible to receive stock options, restricted stock and restricted stock units. Performance shares represent a right to receive shares of common stock upon satisfaction of performance goals at the end of a three-year cycle. Performance shares are paid out in common stock and will be fully vested upon issuance. The fair value of performance shares is determined on the date of grant based on a Monte Carlo simulation model. The fair value of restricted stock and restricted stock units are based on our closing stock price on the date of grant.

Stock-based compensation expense from continuing operations totaled approximately $13.5 million, $13.4 million and $15.8 million for fiscal 2012, 2011 and 2010, respectively. The total income tax benefit recognized in the consolidated statements of income related to stock-based compensation expense from continuing operations was approximately $5.1 million, $5.7 million and $5.3 million during fiscal 2012, 2011 and 2010, respectively.

The weighted average fair values of option grants were $9.35, $7.20 and $6.04 during fiscal 2012, 2011 and 2010, respectively. The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected volatility	56.7%	55.6%	53.7%
Risk-free interest rate	0.9%	1.6%	2.5%
Expected lives	5 years	5 years	5 years
Dividend yield	2.6%	3.1%	3.1%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options.

Preferred Stock

(r) Preferred Stock

Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences. As of June 27, 2012, no preferred shares were issued.

Shareholders' Equity

(s) Shareholders’ Equity

Our Board of Directors has authorized a total of $2,885.0 million of share repurchases. We repurchased approximately 11.1 million shares of our common stock for $287.3 million during fiscal 2012. As of June 27, 2012, approximately $160 million was available under our share repurchase authorizations. Our stock repurchase plan has been and will be used to return capital to shareholders and to minimize the dilutive impact of stock options and other share-based awards. We evaluate potential share repurchases under our plan based on several factors, including our cash position, share price, operational liquidity, proceeds from divestitures, borrowings and planned investment and financing needs. Repurchased common stock is reflected as a reduction of shareholders’ equity. During fiscal 2012, approximately 2.0 million stock options were exercised resulting in cash proceeds of $43.4 million.

We paid dividends of $50.1 million, to common stock shareholders during fiscal 2012, compared to $53.2 million in the prior year. Additionally, we declared a quarterly dividend of $11.9 million, or $0.16 per share, in June 2012 which was paid on June 28, 2012.

Comprehensive Income

(t) Comprehensive Income

Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Fiscal 2012, 2011 and 2010 comprehensive income consists of net income.

Net Income Per Share

(u) Net Income Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. We had approximately 287,000 stock options and restricted share awards outstanding at June 27, 2012, 1.7 million stock options and restricted share awards outstanding at June 29, 2011, and 6.9 million stock options and restricted share awards outstanding at June 30, 2010 that were not included in the dilutive earnings per share calculation because the effect would have been antidilutive.

Segment Reporting

(v) Segment Reporting

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Two or more operating segments may be aggregated into a single operating segment if they have similar economic characteristics and are similar in the following areas:

•	The nature of products and services

•	Nature of production processes

•	Type or class of customer

•	Methods used to distribute products or provide services

•	The nature of the regulatory environment, if applicable

Our two brands have similar types of products, contracts, customers and employees and all operate as full-service restaurants offering lunch and dinner in the casual-dining segment of the industry. In addition, we have similar long-term average margins across our brands. Therefore, we believe we meet the criteria for aggregating operating segments into a single reporting segment.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 27, 2012
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model

The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected volatility	56.7%	55.6%	53.7%
Risk-free interest rate	0.9%	1.6%	2.5%
Expected lives	5 years	5 years	5 years
Dividend yield	2.6%	3.1%	3.1%

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 27, 2012
Results Of On The Border

The results of On The Border for fiscal 2010 consist of the following (in thousands):

Revenues	$331,247
Income before income taxes from discontinued operations	51,488
Income tax expense	17,506

Net income from discontinued operations(a)	$33,982

(a)	Other gains and charges, net of taxes, was a gain of $8.4 million.

OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 27, 2012
Schedule Of Other Gains And Charges

	2012	2011	2010
Restaurant impairment charges	$3,139	$1,937	$19,789
Restaurant closure charges	4,655	4,515	13,409
Impairment of liquor licenses	2,641	0	0
Severance and other benefits	0	5,034	1,887
Gains on the sale of assets, net (see Note 3)	(3,306)	(2,100)	(4,878)
Other gains and charges, net	1,845	1,397	(1,722)

	$8,974	$10,783	$28,485

GOODWILL (Tables)	12 Months Ended
Jun. 27, 2012
Changes In Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of year:
Goodwill	$186,923	$186,923
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,089

Changes in goodwill:
Additions(b)	1,515	0
Balance at end of year:
Goodwill	188,438	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$125,604	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
(b)	Additions reflect goodwill acquired as a result of the purchase of restaurants from a franchisee.

ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 27, 2012
Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	2012	2011
Payroll	$87,414	$91,935
Gift cards	86,332	79,837
Sales tax	18,785	19,234
Insurance	17,130	25,138
Property tax	14,257	15,844
Dividends	11,948	11,609
Other	38,018	43,768

	$273,884	$287,365

Other Liabilities

Other liabilities consist of the following (in thousands):

	2012	2011
Straight-line rent	$57,418	$55,180
Insurance	41,332	42,674
Landlord contributions	26,260	28,420
Unrecognized tax benefits	4,722	5,245
Other	6,828	5,966

	$136,560	$137,485

INCOME TAXES (Tables)	12 Months Ended
Jun. 27, 2012
Provision For Income Taxes From Continuing Operations

The provision for income taxes from continuing operations consists of the following (in thousands):

	2012	2011	2010
Current income tax expense:
Federal	$27,707	$16,596	$36,493
State	7,056	1,694	9,055
Foreign	5,098	2,046	1,904

Total current income tax expense	39,861	20,336	47,452

Deferred income tax expense (benefit):
Federal	16,520	20,507	(15,773)
State	1,196	1,426	(3,415)

Total deferred income tax expense (benefit)	17,716	21,933	(19,188)

	$57,577	$42,269	$28,264

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate

Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2012	2011	2010
Income tax expense at statutory rate	$73,083	$64,165	$46,196
FICA tax credit	(16,609)	(15,779)	(16,625)
State income taxes, net of Federal benefit	4,750	(316)	1,711
Other	(3,647)	(5,801)	(3,018)

	$57,577	$42,269	$28,264

Deferred Income Tax Assets And Liabilities

The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Deferred income tax assets:
Leasing transactions	$41,393	$41,603
Stock-based compensation	12,577	15,320
Restructure charges and impairments	3,231	4,962
Insurance reserves	19,425	23,636
Employee benefit plans	577	591
Gift cards	11,296	9,369
Other, net	10,294	10,296

Total deferred income tax assets	98,793	105,777

Deferred income tax liabilities:
Prepaid expenses	14,306	13,448
Goodwill and other amortization	23,879	22,297
Depreciation and capitalized interest on property and equipment	33,617	24,672
Other, net	3,842	3,471

Total deferred income tax liabilities	75,644	63,888

Net deferred income tax asset	$23,149	$41,889

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits for the fiscal years ended June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of year	$9,142	$18,850
Additions based on tax positions related to the current year	927	1,199
Additions based on tax positions related to prior years	260	188
Settlements with tax authorities	0	(5,387)
Expiration of statute of limitations	(2,993)	(5,708)

Balance at end of year	$7,336	$9,142

DEBT (Tables)	12 Months Ended
Jun. 27, 2012
Long-Term Debt

Long-term debt consists of the following (in thousands):

	2012	2011
Term loan	$237,500	$185,000
5.75% notes	289,709	289,557
Revolving credit facility	40,000	0
Capital lease obligations (see Note 9)	48,015	50,106

	615,224	524,663
Less current installments	(27,334)	(22,091)

	$587,890	$502,572

Long-Term Debt Maturities Excluding Capital Lease Obligations

Excluding capital lease obligations (see Note 9) our long-term debt maturities for the five years following June 27, 2012 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2013	$25,000
2014	314,709
2015	25,000
2016	25,000
2017	177,500
Thereafter	0

$567,209

LEASES (Tables)	12 Months Ended
Jun. 27, 2012
Future Minimum Lease Payments

As of June 27, 2012, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2013	$5,473	$100,287
2014	5,581	92,545
2015	5,692	81,617
2016	5,806	67,976
2017	5,709	44,992
Thereafter	47,690	102,219

Total minimum lease payments(a)	75,951	$489,636

Imputed interest (average rate of 7%)	(27,936)

Present value of minimum lease payments	48,015
Less current installments	(2,334)

	$45,681

(a)	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $39.8 million and $55.7 million for capital and operating subleases, respectively.

FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 27, 2012
Assets Measured At Fair Value On Non-Recurring Basis

The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 27, 2012 and June 29, 2011 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 27, 2012	$0	$0	$1,586	$1,586
At June 29, 2011	$0	$0	$255	$255
Liquor licenses:
At June 27, 2012	$0	$4,109	$0	$4,109

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 27, 2012
Stock Options
Transactions During Fiscal 2012

Transactions during fiscal 2012 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 29, 2011	6,137	$21.77
Granted	554	24.35
Exercised	(2,027)	21.42
Forfeited or canceled	(310)	24.51

Options outstanding at June 27, 2012	4,354	$22.07	3.7	$36,625

Options exercisable at June 27, 2012	2,981	$22.69	2.4	$23,209

Restricted Share Awards
Transactions During Fiscal 2012

Transactions during fiscal 2012 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 29, 2011	2,342	$14.03
Granted	665	20.12
Vested	(648)	17.12
Forfeited	(142)	15.45

Restricted share awards outstanding at June 27, 2012	2,217	$14.86

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 27, 2012
Cash Paid For Interest And Income Taxes	Cash paid for interest and income taxes is as follows (in thousands):

	2012	2011	2010
Income taxes, net of refunds	$47,514	$38,340	$20,052
Interest, net of amounts capitalized	24,455	25,810	23,923

Non-Cash Investing Activities	Non-cash investing activities are as follows (in thousands):

	2012	2011	2010
Retirement of fully depreciated assets	$77,249	$60,175	$45,854

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 27, 2012
Unaudited Consolidated Quarterly Results Of Operations

The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2012 and 2011 (in thousands, except per share amounts):

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371

Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348

Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61

Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682

	Fiscal Year 2011 Quarters Ended
	Sept. 29	Dec. 29	March 30	June 29
Revenues	$654,893	$671,886	$717,119	$717,488

Income before provision for income taxes	$26,919	$45,426	$55,499	$55,485

Net income	$21,431	$37,464	$40,246	$41,919
Basic net income per share	$0.21	$0.41	$0.46	$0.50
Diluted net income per share	$0.21	$0.41	$0.45	$0.49

Basic weighted average shares outstanding	100,667	90,936	87,679	83,888
Diluted weighted average shares outstanding	101,556	92,111	89,647	85,906

Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012 Year Location Country Restaurants	Jun. 29, 2011	Jun. 30, 2010
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of entity restaurants	1,581
Number of countries in which entity operates	31
Number of territories in which entity operates	2
Deferred rent liability and amortized as a reduction of rent expense over the lesser of the lease term (in years)	20
Advertising expense, net of franchisee contribution	$ 80,400,000	$ 80,200,000	$ 80,600,000
Stock-based compensation expense from continuing operations	13,500,000	13,400,000	15,800,000
Tax benefit related to stock-based compensation expense	5,100,000	5,700,000	5,300,000
Weighted average fair values of option grants	$ 9.35	$ 7.2	$ 6.04
Number of preferred stock the Board of Directors is authorized to issue	1,000,000
Preferred stock, par value	$ 1
Preferred stock, shares issued	0
Share repurchases authorized	2,885,000,000
Stock repurchase during period, shares	11,100,000
Stock repurchased during period, value	287,300,000
Remaining authorized share purchases, amount	160,000,000
Proceeds from issuances of treasury stock	43,416,000	33,057,000	2,396,000
Payments of dividends	50,081,000	53,185,000	34,448,000
Dividends declared but not paid	$ 11,900,000
Dividends per share declared but not paid	$ 0.16
Stock options and restricted share awards outstanding excluded from dilutive earnings per share	287,000	1,700,000	6,900,000
Stock Options [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options	(2,027,000)
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	10 years

Nature Of Operations And Summary Of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Detail)	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Expected volatility	56.70%	55.60%	53.70%
Risk-free interest rate	0.90%	1.60%	2.50%
Expected lives	5 years	5 years	5 years
Dividend yield	2.60%	3.10%	3.10%

Discontinued Operations (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 27, 2012 Restaurants	Jun. 29, 2011 Restaurants	Jun. 30, 2010 Restaurants	Jun. 30, 2010 Sale Of On The Border [Member]	Jun. 30, 2010 Sale Of On The Border [Member] Restaurants
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of divested entity				$ 180
Pretax gain in income from discontinued operations				16.5
Total assets included in sale of divested entity				164	164
Property and equipment included in assets at time of sale of divested entity				146.7	146.7
Goodwill included in assets at time of sale of divested entity				5.8	5.8
Liabilities of divested entity				9.9	9.9
Straight-line rent accrual liability included in liabilities of divested entity				9.3	9.3
Other gains and charges			16.5		8.4
Charges related to long-lived asset impairments and lease termination charges			$ 2.9
Number of under-performing restaurants	3	3	9		3

Discontinued Operations (Results Of On The Border) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			$ 331,247
Income before income taxes from discontinued operations			51,488
Income tax expense			17,506
Net income from discontinued operations	$ 0	$ 0	$ 33,982	[1]

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million.

Investments And Other Dispositions (Narrative) (Detail) (USD $)	12 Months Ended					10 Months Ended	12 Months Ended				12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010	Jun. 27, 2012 Joint Venture Investment, Mexico [Member] Store	Jun. 29, 2011 Joint Venture Investment, Mexico [Member] Store	Apr. 30, 2012 Joint Venture Investment, Brazil [Member]	Jun. 27, 2012 Joint Venture Investment, Brazil [Member]	Jun. 29, 2011 Joint Venture Investment, Brazil [Member] Store	Jun. 27, 2012 Sale Of Macaroni Grill [Member]	Jun. 29, 2011 Sale Of Macaroni Grill [Member]	Jun. 30, 2010 Other Dispositions [Member] Store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants developed					50			5
Capital contribution to the joint venture	$ 3,170,000	$ 2,896,000	$ 0		$ 1,600,000	$ 1,500,000	$ 1,600,000	$ 1,300,000
Number of restaurants operating in joint venture				28
Ownership percentage									15.60%	15.60%
Number of restaurants sold											21
Cash proceeds from divestiture											19,000,000
Other gains and charges, total											$ 2,800,000

Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 27, 2012	Dec. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Restaurant impairment charges	$ 2,000	$ 1,100	$ 800		$ 1,100		$ 3,139	$ 1,937	$ 19,789
Restaurant closure Charges							4,655	4,515	13,409
Impairment of liquor licenses							2,641	0	0
Severance and other benefits				1,000	900	2,800	0	5,034	1,887
Gains on the sale of assets, net (see Note 3)							(3,306)	(2,100)	(4,878)
Other gains and charges, net							1,845	1,397	(1,722)
Other gains and charges							$ 8,974	$ 10,783	$ 28,485

Other Gains And Charges (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012 Restaurants	Jun. 29, 2011 Restaurants	Jun. 30, 2010 Restaurants
Property, Plant and Equipment [Line Items]
Restaurant impairment charges	$ 2,000,000		$ 1,100,000		$ 800,000		$ 1,100,000		$ 3,139,000	$ 1,937,000	$ 19,789,000
Impairment of liquor licenses									2,641,000	0	0
Restaurant closure Charges									4,655,000	4,515,000	13,409,000
Lease termination charges, prior years									3,200,000	3,000,000	2,400,000
Long-lived asset impairments									400,000		5,400,000
Number of underperforming restaurants									3	3	9
Lease termination charges		800,000	1,900,000	500,000	1,000,000		800,000	1,200,000			4,000,000
Severance and other benefits						$ 1,000,000	$ 900,000	$ 2,800,000	$ 0	$ 5,034,000	$ 1,887,000

Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012		Jun. 29, 2011
Goodwill [Line Items]
Goodwill, Beginning balance	$ 186,923		$ 186,923
Accumulated impairment losses, Beginning balance	(62,834)	[1]	(62,834)	[1]
Goodwill, Net, Beginning balance	124,089		124,089
Additions	1,515	[2]	0	[2]
Goodwill, Ending balance	188,438		186,923
Accumulated impairment losses, Ending balance	(62,834)		(62,834)	[1]
Goodwill, Net, Ending balance	$ 125,604		$ 124,089

[1]	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	Additions reflect goodwill acquired as a result of the purchase of restaurants from a franchisee.

Accrued And Other Liabilities (Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Payroll	$ 87,414	$ 91,935
Gift cards	86,332	79,837
Sales tax	18,785	19,234
Insurance	17,130	25,138
Property tax	14,257	15,844
Dividends	11,948	11,609
Other	38,018	43,768
Accrued liabilities	$ 273,884	$ 287,365

Accrued And Other Liabilities (Other Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Straight-line rent	$ 57,418	$ 55,180
Insurance	41,332	42,674
Landlord contributions	26,260	28,420
Unrecognized tax benefits	4,722	5,245
Other	6,828	5,966
Other liabilities	$ 136,560	$ 137,485

Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Current income tax expense:
Federal	$ 27,707	$ 16,596	$ 36,493
State	7,056	1,694	9,055
Foreign	5,098	2,046	1,904
Total current income tax expense	39,861	20,336	47,452
Deferred income tax expense (benefit):
Federal	16,520	20,507	(15,773)
State	1,196	1,426	(3,415)
Total deferred income tax expense (benefit)	17,716	21,933	(19,188)
Provision for income taxes	$ 57,577	$ 42,269	$ 28,264

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	35.00%
Unrecognized tax benefits	$ 7,336,000	$ 9,142,000	$ 18,850,000
Amount that would affect the effective tax rate if recognized	5,000,000
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	600,000
Recognized benefits in interest	300,000
Income tax penalties and interest accrued	2,900,000	3,000,000
Income tax penalties and interest accrued, net of deferred tax benefits	2,000,000	2,300,000
Federal deferred tax benefit	900,000	700,000
Anticipated Outcome During Next Twelve Months [Member]
Income Tax Disclosure [Line Items]
Amount that would affect the effective tax rate if recognized	$ 400,000

Income Taxes (Reconciliation Between Reported Provision For Income Taxes And Amount Computed By Statutory Federal Income Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income Tax Disclosure [Line Items]
Income tax expense at statutory rate	$ 73,083	$ 64,165	$ 46,196
FICA tax credit	(16,609)	(15,779)	(16,625)
State income taxes, net of Federal benefit	4,750	(316)	1,711
Other	(3,647)	(5,801)	(3,018)
Income Tax Expense (Benefit), Continuing Operations, Total	$ 57,577	$ 42,269	$ 28,264

Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Deferred income tax assets:
Leasing transactions	$ 41,393	$ 41,603
Stock-based compensation	12,577	15,320
Restructure charges and impairments	3,231	4,962
Insurance reserves	19,425	23,636
Employee benefit plans	577	591
Gift cards	11,296	9,369
Other, net	10,294	10,296
Total deferred income tax assets	98,793	105,777
Deferred income tax liabilities:
Prepaid expenses	14,306	13,448
Goodwill and other amortization	23,879	22,297
Depreciation and capitalized interest on property and equipment	33,617	24,672
Other, net	3,842	3,471
Total deferred income tax liabilities	75,644	63,888
Net deferred income tax asset	$ 23,149	$ 41,889

Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011
Income Tax Disclosure [Line Items]
Balance	$ 9,142	$ 18,850
Additions based on tax positions related to the current year	927	1,199
Additions based on tax positions related to prior years	260	188
Settlements with tax authorities	0	(5,387)
Expiration of statute of limitations	(2,993)	(5,708)
Balance	$ 7,336	$ 9,142

Debt (Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Debt [Line Items]
Term loan	$ 237,500	$ 185,000
5.75% notes	289,709	289,557
Revolving credit facility	40,000	0
Capital lease obligations (see Note 9)	48,015	50,106
Long-term debt and capital lease obligations, including current maturities	615,224	524,663
Less current installments	(27,334)	(22,091)
Long-term debt, less current installments	$ 587,890	$ 502,572

Debt (Narrative) (Detail) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010	May 31, 2004 5.75% Notes [Member]	Jun. 27, 2012 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member]	Apr. 30, 2012 Revolver Borrowings [Member]	Jun. 27, 2012 Revolver Borrowings [Member]	Aug. 31, 2011 Term Loan [Member]	Jun. 27, 2012 Term Loan [Member]	Aug. 31, 2011 Revised Unsecured Senior Credit Facility [Member]	Jun. 27, 2012 Revised Unsecured Senior Credit Facility [Member]	Jun. 29, 2011 Revised Unsecured Senior Credit Facility [Member]	Jun. 27, 2012 Revised Unsecured Senior Credit Facility [Member] Maximum [Member]	Jun. 27, 2012 Revised Unsecured Senior Credit Facility [Member] Minimum [Member]	Aug. 31, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver Borrowings [Member]	Aug. 31, 2011 Revised Unsecured Senior Credit Facility [Member] Term Loan [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity											$ 500,000,000		$ 400,000,000			$ 250,000,000	$ 250,000,000
Debt instrument, maturity date				June 2014							August 2016
Drawn from revolver to fund share repurchases							40,000,000		70,000,000
Credit facility repayments during the year								0		17,500,000
Term loan outstanding	237,500,000	185,000,000
Debt available under revolving credit facility								210,000,000
Basis spread on variable rate														2.50%	1.63%
One-month LIBOR												0.25%
Debt instrument, face amount				300,000,000
Debt instrument, stated interest rate				5.75%	5.75%	5.75%
Net proceeds from issuance of long-term debt	$ 70,000,000	$ 0	$ 200,000,000	$ 298,400,000

Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012
Debt [Line Items]
2013	$ 25,000
2014	314,709
2015	25,000
2016	25,000
2017	177,500
Thereafter	0
Carrying value of notes	$ 567,209

Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012 Year	Jun. 29, 2011	Jun. 30, 2010
Leases [Line Items]
Capital lease asset value	$ 39.4	$ 39.8
Capital lease accumulated amortization	16.2	14.6
Minimum lease renewal term at Company's option, years	1
Maximum lease renewal term at Company's option, years	35
Rent expense for operating leases	101.3	101	102.5
Contingent rent included in rent expense	$ 3.8	$ 4.1	$ 4.7

Leases (Future Minimum Lease Payments) (Detail) (USD $)	12 Months Ended
Jun. 27, 2012
Leases [Line Items]
Capital Leases, 2013	$ 5,473,000
Capital Leases, 2014	5,581,000
Capital Leases, 2015	5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, 2017	5,709,000
Capital Leases, Thereafter	47,690,000
Capital Leases, Total minimum lease payments	75,951,000 [1]
Capital Leases, Imputed interest payments	(27,936,000)
Capital Leases imputed rate of interest	7.00%
Capital Leases, Present value of minimum lease payments	48,015,000
Capital Leases, Less current installments	(2,334,000)
Capital Leases, Net minimum payments	45,681,000
Operating Leases, 2013	100,287,000
Operating Leases, 2014	92,545,000
Operating Leases, 2015	81,617,000
Operating Leases, 2016	67,976,000
Operating Leases, 2017	44,992,000
Operating Leases, Thereafter	102,219,000
Operating Leases, Total minimum lease payments	489,636,000 [1]
Capital Leases, Minimum sublease rentals	39,800,000
Operating Leases, Minimum sublease rentals	$ 55,700,000

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $39.8 million and $55.7 million for capital and operating subleases, respectively.

Fair Value Disclosures (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012 Restaurants	Jun. 29, 2011 Restaurants	Jun. 30, 2010 Restaurants	Jun. 27, 2012 Liquor Licenses [Member]	Jun. 27, 2012 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member]	May 31, 2004 5.75% Notes [Member]
Debt Instrument [Line Items]
Number of under performing restaurants	3	3	9
Carrying value of impaired long-lived assets	$ 4,700,000	$ 2,200,000		$ 6,700,000
Fair value of impaired long-lived asset	1,586,000	255,000		4,109,000
Impairment of long-lived assets	3,100,000	1,900,000		2,600,000
Stated interest rate					5.75%	5.75%	5.75%
Carrying value of notes	567,209,000				289,700,000	289,600,000
Fair value of notes					$ 310,200,000	$ 308,100,000

Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Fair Value Disclosures [Line Items]
At June 27, 2012	$ 1,586	$ 255
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	4,109
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	0	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	0	0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	4,109
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	1,586	255
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	$ 0

Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Employees And Non-Employee Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	35.3
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 4.2
Period of recognition for unrecognized stock-based compensation costs, in years	2 years
Total intrinsic value of options exercised	12.6	5.5	0.7
Tax benefit realized on options exercised	4.8	2.1	0.3
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	1
Contractual term of stock option exercises, in years	8
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	4
Contractual term of stock option exercises, in years	10
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	9.7
Period of recognition for unrecognized stock-based compensation costs, in years	2 years 4 months 24 days
Fair value of shares that vested during period	$ 11.5	$ 7.5	$ 9.6

Stock-Based Compensation (Transactions During Fiscal 2012-Stock Options) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 27, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at June 27, 2012, Weighted Average Remaining Contractual Life (Years)	3 years 8 months 12 days
Options exercisable at June 27, 2012, Weighted Average Remaining Contractual Live (Years)	2 years 4 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at June 29, 2011, Weighted Average Exercise Price	21.77
Granted, Weighted Average Exercise Price	24.35
Exercised, Weighted Average Exercise Price	21.42
Forfeited or canceled, Weighted Average Exercise Price	24.51
Options outstanding at June 27, 2012, Weighted Average Exercise Price	22.07
Options exercisable at June 27, 2012, Weighted Average Exercise Price	22.69
Options outstanding at June 29, 2011, Number of Options	6,137
Granted, Number of Options	554
Exercised, Number of Options	(2,027)
Forfeited or canceled, Number of Options	(310)
Options outstanding at June 27, 2012, Number of Options	4,354
Options exercisable at June 27, 2012, Number of Options	2,981
Options outstanding at June 27, 2012, Aggregate Intrinsic Value	36,625
Options exercisable at June 27, 2012, Aggregate Intrinsic Value	23,209

Stock-Based Compensation (Transactions During Fiscal 2012-Restricted Share Awards) (Detail) (Restricted Share Awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 27, 2012
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share awards outstanding at June 29, 2011, Number of Restricted Share Awards	2,342
Granted, Number of Restricted Share Awards	665
Vested, Number of Restricted Share Awards	(648)
Forfeited, Number of Restricted Share Awards	(142)
Restricted share awards outstanding at June 27, 2012, Number of Restricted Share Awards	2,217
Restricted share awards outstanding at June 29, 2011, Weighted Average Fair Value Per Award	$ 14.03
Granted, Weighted Average Fair Value Per Award	$ 20.12
Vested, Weighted Average Fair Value Per Award	$ 17.12
Forfeited, Weighted Average Fair Value Per Award	$ 15.45
Restricted share awards outstanding at June 27, 2012, Weighted Average Fair Value Per Award	$ 14.86

Savings Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012 Hour Age Year	Jun. 29, 2011	Jun. 30, 2010
Savings Plan [Line Items]
Eligibility age for savings plan	21
Number of years of service necessary for savings plan eligibility	1
Hours of service necessary for eligibility in employee savings plan	1,000
Percentage of base salary allowed for savings plan contribution	50.00%
Percentage of bonus allowed for contribution to savings plan	100.00%
Employer matching contribution percentage for first three percent contributed to savings plan	100.00%
Percentage of compensation contributed to savings plan matched by employer at 100%	3.00%
Employer matching contribution percentage for subsequent two percent contributed to savings plan	50.00%
Percentage over 3% for which employer will match 50% of employee contributions to savings plan	2.00%
Employer contributions to savings plan	$ 6.7	$ 6.3	$ 7.3
Percentage of compensation eligible for deferment and contribution to non-qualified defined contribution plan	50.00%

Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income taxes, net of refunds	$ 47,514	$ 38,340	$ 20,052
Interest, net of amounts capitalized	$ 24,455	$ 25,810	$ 23,923

Supplemental Cash Flow Information (Non-Cash Investing Activities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Retirement of fully depreciated assets	$ 77,249	$ 60,175	$ 45,854

Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012 LegalMatter	Jun. 27, 2012 Lease Guarantees And Secondary Obligations [Member]	Jun. 29, 2011 Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Maximum potential liability of future payments under guarantees		$ 142.6	$ 166.1
Description of material contingencies	No material liabilities have been recorded as of June 27, 2012
Number of threatened or pending claims expected to have a material adverse effect	0

Quarterly Results Of Operations (Unaudited ) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 728,371	$ 742,045	$ 681,904	$ 668,402	$ 717,488	$ 717,119	$ 671,886	$ 654,893	$ 2,820,722	$ 2,761,386	$ 2,858,498
Income before provision for income taxes	62,348	62,565	50,265	33,631	55,485	55,499	45,426	26,919	208,809	183,329	131,986
Net income	$ 47,004	$ 44,933	$ 35,674	$ 23,621	$ 41,919	$ 40,246	$ 37,464	$ 21,431	$ 151,232	$ 141,060	$ 137,704
Basic net income per share	$ 0.63	$ 0.58	$ 0.45	$ 0.29	$ 0.5	$ 0.46	$ 0.41	$ 0.21	$ 1.93	$ 1.55	$ 1.35
Diluted net income per share	$ 0.61	$ 0.56	$ 0.44	$ 0.28	$ 0.49	$ 0.45	$ 0.41	$ 0.21	$ 1.87	$ 1.53	$ 1.34
Basic weighted average shares outstanding	75,070	77,582	79,840	81,744	83,888	87,679	90,936	100,667	78,559	90,807	102,287
Diluted weighted average shares outstanding	77,682	79,735	81,655	83,583	85,906	89,647	92,111	101,556	80,664	92,320	103,044

Quarterly Results Of Operations (Unaudited ) (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Quarterly Financial Data [Line Items]
Lease termination charges		$ 800,000	$ 1,900,000	$ 500,000	$ 1,000,000		$ 800,000	$ 1,200,000			$ 4,000,000
Long-lived asset impairments	2,000,000		1,100,000		800,000		1,100,000		3,139,000	1,937,000	19,789,000
Impairment of liquor licenses									2,641,000	0	0
Severance charges						1,000,000	900,000	2,800,000	0	5,034,000	1,887,000
Liquor Licenses [Member]
Quarterly Financial Data [Line Items]
Impairment of liquor licenses	2,600,000
Charges offset by net gains on land sales	$ 2,000,000			$ 1,300,000